Schedule of Payments for Mining (Details) - Option to Purchase Agreement [Member] - Environmental Protection Agency [Member] - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Reserve Quantities [Line Items]
Lease liability payments due	$ 20,000,000
Within 30 Days of the Effective Date [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 1,000,000	$ 1,000,000
Lease liability payment action	Paid	Paid
November 1, 2018 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 2,000,000	$ 2,000,000
Lease liability payment action	Not paid	Not paid
November 1, 2019 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 3,000,000	$ 3,000,000
Lease liability payment action	Not paid	Not paid
November 1, 2020 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 3,000,000	$ 3,000,000
Lease liability payment action	Not paid	Not paid
November 1, 2021 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 3,000,000	$ 3,000,000
Lease liability payment action		Not paid
November 1, 2022 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	3,000,000	$ 3,000,000
November 1, 2023 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	3,000,000	3,000,000
November 1, 2024 [Member]
Reserve Quantities [Line Items]
Lease liability payments due	$ 2,000,000	$ 2,000,000